                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Developing Growth Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended March 31, 2004

Total Return for the six months ended March 31, 2004

Class A	Class B	Class C	Class D	Russell MidCap Growth Index[1]	Russell 2500 Growth Index[2]	Lipper Mid-Cap Growth Funds Index[3]
17.97%	17.51%	17.53%	18.06%	17.58%	18.17%	15.32%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The domestic equities markets returned strong results in the six-month period ended March 31, 2004. In the first month of the period, however, investor concerns about the sustainability of the U.S. economy's recovery and a new rash of conflicts with Iraqi insurgents caused a brief pause in the market's climb. Shortly thereafter, reports from a number of economic indicators eased these concerns. Manufacturing activity, traditionally a proxy for a country's economic well-being, increased in the third and fourth quarters of 2003. Additionally, U.S. gross domestic product data showed strong growth. The Federal Reserve has held interest rates at rock-bottom levels, as companies were slow to add employees and the threat of inflation remained low. These low interest rates spurred a large number of homeowners to refinance their mortgages, increasing household disposable income and thereby boosting consumer spending.

Cyclical, lower-quality companies rallied sharply throughout the six-month period. Small-cap and mid-cap companies posted strong gains in this reporting period as they outpaced their larger counterparts. Defensive sectors such as utilities, consumer staples and basic materials outpaced such market-sensitive sectors as information technology, financial services and consumer discretionary issues. Investors remain focused on job creation, inflation and the potential for rising interest rates.

Performance Analysis

The Fund performed in line with the Russell MidCap Growth Index and underperformed the Russell 2500 Growth Index, but outperformed the Lipper Mid-Cap Growth Funds Index. In managing the Fund, a bottom-up strategy is used to determine which stocks present the best opportunities, given the Fund's style and investment objectives. This approach focuses on individual companies' fundamentals with the macroeconomic environment serving as a backdrop. Sector weightings are a residual of the stock selection process.

Over this six-month period, our approach delivered both positive and negative contributors to Fund performance. On the positive side, our consumer discretionary stock picks were the largest contributor. The Fund was aided most by companies in the casino and gaming and leisure industries. The lottery system provider GTECH Holdings benefited from a search by state governments for alternative sources of revenue. GTECH has a scalable business model that enables it to add customers without creating additional cost. The company has continued its international expansion. Another Fund holding, Royal Caribbean, benefited from a recovery in the travel industry as well as from having a newer fleet of ships. Financial services was also a positive area contributing to performance. Further areas of strength included insurance and securities brokerage holdings. One of our best-performing issues in financials was the online trading company Ameritrade, which appreciated as retail investors gained confidence in the stock market. Several of the Fund's energy positions also rallied strongly, led by Wyoming-based Ultra Petroleum.

While many of the Fund's holdings performed well, not all lived up to our expectations. Several of our picks in the telecommunications and television and radio industries hurt performance as the telecom sector struggled under heavy competition and cable companies coped with rising programming costs and a weak advertising environment. The international television and telephone operator UnitedGlobalCom was a weak performer in that sector, as its operating margins were lower than those of its European competitors. The Fund's investment in the producer durables sector lagged, due to weakness in office furniture and business equipment, homebuilding and aerospace. One of our biggest disappointments was the integrated self-service delivery systems (ATM machines) producer Diebold, which struggled under margin pressure, an elongated receivables collection cycle for its voting machines and investor concerns about potentially disappointing future earnings.

TOP 5 INDUSTRIES
Casino/Gaming	9.4%
Medical Specialties	6.5
Packaged Software	5.2
Broadcasting	4.4
Restaurants	3.9

TOP 10 HOLDINGS
Royal Caribbean Cruises Ltd.	3.1%
Station Casinos Inc.	3.0
Ultra Petroleum Corp.	2.9
Wynn Resorts Ltd.	2.5
GTECH Holdings Corp.	2.2
Univision Communications Inc. – Class A	1.9
NTL Inc.	1.8
Stericycle Inc.	1.6
Dade Behring Holdings Inc.	1.6
Caremark RX Inc.	1.5

Data as of March 31, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65% of its assets in common stocks (including depositary receipts) and other equity securities. In deciding which of these securities to buy, hold or sell, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., analyzes a company's potential to grow much more rapidly than the economy, using its proprietary research in pursuing a "bottom-up" investment philosophy, which emphasizes individual company selection. Quantitative and qualitative standards also will be used to screen companies to provide a list of potential investment securities. The Investment Manager then subjects the list of securities to a fundamental analysis using a variety of criteria. The Fund's other equity securities may include convertible securities and preferred stocks. The Fund will invest primarily in smaller and medium-sized companies. The Investment Manager focuses its securities selection upon a diversified group of emerging growth companies that it believes have prospects of achieving significant profit gains. The Fund may also invest in securities issued in initial public offerings ("IPOs").

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/29/83)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	48.74%	[4]	47.53%	[4]	47.58%	[4]	49.06%	[4]
	40.93	[5]	42.53	[5]	46.58	[5]	—
5 Years	3.05	[4]	2.24	[4]	2.25	[4]	3.26	[4]
	1.94	[5]	1.98	[5]	2.25	[5]	—
10 Years	—		9.05	[4]	—		—
	—		9.05	[5]	—		—
Since Inception	5.08	[4]	7.65	[4]	4.29	[4]	5.31	[4]
	4.24	[5]	7.65	[5]	4.29	[5]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.8%)
	Advertising/Marketing Services (1.6%)
90,900	Getty Images, Inc.*	$4,906,782
108,700	R.H. Donnelley Corp.*	5,076,290
		9,983,072
	Air Freight/Couriers (1.0%)
155,850	C.H. Robinson Worldwide, Inc.	6,467,775
	Apparel/Footwear (1.0%)
149,800	Coach, Inc.*	6,140,302
	Apparel/Footwear Retail (1.0%)
138,850	Chico's FAS, Inc.*	6,442,640
	Auto Parts: O.E.M. (0.8%)
114,600	Gentex Corp.	4,971,348
	Biotechnology (3.7%)
115,700	Biogen Idec Inc.*	6,432,920
72,900	Celgene Corp.*	3,473,685
92,400	Charles River Laboratories International, Inc.*	3,959,340
65,300	Genzyme Corp.*	3,071,712
56,700	Gilead Sciences, Inc.*	3,162,159
62,600	IDEXX Laboratories, Inc.*	3,560,062
		23,659,878
	Broadcasting (4.4%)
413,050	Radio One, Inc. (Class D)*	7,641,425
371,225	Univision Communications Inc. (Class A)*	12,254,137
159,150	Westwood One, Inc.*	4,686,967
112,400	XM Satellite Radio Holdings Inc. (Class A)*	3,147,200
		27,729,729
	Building Products (0.5%)
28,100	American Standard Companies, Inc.*	3,196,375
	Casino/Gaming (9.4%)
237,565	GTECH Holdings Corp.	14,049,594
159,400	International Game Technology	7,166,624
70,400	MGM Mirage*	$3,191,936
434,300	Station Casinos, Inc.	19,183,031
453,025	Wynn Resorts, Ltd.*	15,855,875
		59,447,060
	Computer Communications (1.0%)
142,400	Avaya Inc.*	2,261,312
162,000	Juniper Networks, Inc.*	4,213,620
		6,474,932
	Computer Peripherals (2.5%)
93,600	Lexmark International, Inc.*	8,611,200
327,800	Network Appliance, Inc.*	7,031,310
		15,642,510
	Construction Materials (1.0%)
119,800	Rinker Group Ltd. (ADR) (Australia)	6,364,974
	Containers/Packaging (0.5%)
57,450	Sealed Air Corp.*	2,856,988
	Data Processing Services (1.3%)
100,075	Global Payments Inc.	4,511,381
147,605	SunGard Data Systems Inc.*	4,044,377
		8,555,758
	Discount Stores (1.2%)
256,275	Dollar Tree Stores, Inc.*	7,916,335
	Electronic Components (0.3%)
54,064	QLogic Corp.*	1,784,653
	Electronic Distributors (0.5%)
45,660	CDW Corp.*	3,087,073
	Electronic Production Equipment (1.7%)
113,950	KLA-Tencor Corp.*	5,737,382
188,950	Synopsys, Inc.*	5,471,992
		11,209,374
	Electronics/Appliances (1.0%)
79,050	Harman International Industries, Inc.	6,292,380
	Finance/Rental/Leasing (0.5%)
94,650	Doral Financial Corp.	3,331,680

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates (1.1%)
166,500	Brascan Corp. (Class A) (Canada)	$6,703,290
	Financial Publishing/Services (1.6%)
56,200	Dun & Bradstreet Corp.*	3,006,700
236,400	Interactive Data Corp.*	4,203,192
46,400	Moody's Corp.	3,285,120
		10,495,012
	Food Retail (0.5%)
40,600	Whole Foods Market, Inc.	3,042,970
	Gas Distributors (1.0%)
50,400	Kinder Morgan, Inc.	3,176,208
85,300	Questar Corp.	3,108,332
		6,284,540
	Home Building (0.5%)
6,825	NVR, Inc.*	3,139,500
	Home Furnishings (0.7%)
55,100	Mohawk Industries, Inc.*	4,537,485
	Hospital/Nursing Management (0.5%)
110,300	Community Health Systems Inc.*	3,069,649
	Hotels/Resorts/Cruiselines (3.1%)
443,200	Royal Caribbean Cruises Ltd. (Liberia)	19,545,120
	Industrial Machinery (0.5%)
109,500	Graco Inc.	3,187,545
	Industrial Specialties (0.5%)
114,100	Ecolab Inc.	3,255,273
	Information Technology Services (0.4%)
50,900	Cognizant Technology Solutions Corp.*	2,303,225
	Insurance Brokers/Services (0.9%)
148,734	ChoicePoint Inc.*	5,656,354
	Integrated Oil (0.5%)
117,500	Suncor Energy, Inc. (Canada)	3,213,625
	Investment Banks/Brokers (2.3%)
330,000	AmeriTrade Holding Corp. (Class A)*	$5,082,000
34,800	Chicago Marcantile Exchange (The)	3,366,552
65,900	Legg Mason, Inc.	6,114,202
		14,562,754
	Managed Health Care (2.0%)
281,800	Caremark Rx, Inc.*	9,369,850
84,200	PacifiCare Health Systems, Inc.*	3,330,110
		12,699,960
	Medical Distributors (1.0%)
94,400	Patterson Dental Co.*	6,476,784
	Medical Specialties (6.5%)
152,300	Apogent Technologies Inc.*	4,672,564
64,900	Bard (C.R.), Inc.	6,336,836
225,600	Dade Behring Holdings, Inc.*	10,034,688
78,100	Kinetic Cencepts Ltd. (Bahamas)*	3,502,785
43,500	St. Jude Medical, Inc.*	3,136,350
91,250	Varian Medical Systems, Inc.*	7,875,787
80,100	Zimmer Holdings, Inc.*	5,909,778
		41,468,788
	Medical/Nursing Services (1.7%)
67,200	DaVita, Inc.*	3,208,800
93,275	Lincare Holdings, Inc.*	2,930,701
125,600	VCA Antech, Inc.*	4,475,128
		10,614,629
	Miscellaneous Commercial Services (1.5%)
65,225	Corporate Executive Board Co. (The)	3,065,575
145,375	Iron Mountain Inc.*	6,488,086
		9,553,661
	Oil & Gas Production (2.9%)
614,670	Ultra Petroleum Corp. (Canada)*	18,446,247

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oilfield Services/Equipment (2.0%)
138,300	BJ Services Co.*	$5,984,241
124,600	Smith International, Inc.*	6,667,346
		12,651,587
	Other Consumer Services (2.9%)
108,500	Apollo Group, Inc. (Class A)*	9,342,935
56,400	Career Education Corp.*	3,194,496
147,900	DeVry, Inc.*	4,459,185
49,900	ITT Educational Services, Inc.*	1,556,880
		18,553,496
	Other Metals/Minerals (0.5%)
36,800	Phelps Dodge Corp.*	3,005,088
	Packaged Software (5.2%)
231,400	Adobe Systems, Inc.	9,124,102
126,950	Mercury Interactive Corp.*	5,687,360
380,700	Red Hat, Inc.*	8,702,802
201,400	Symantec Corp.*	9,324,820
		32,839,084
	Pharmaceuticals: Generic Drugs (0.7%)
72,301	Taro Pharmaceuticals Industries Ltd. (Israel)*	4,192,735
	Pharmaceuticals: Other (1.8%)
70,600	Allergan, Inc.	5,941,696
110,200	Elan Corp. PLC (ADR) (Ireland)*	2,272,324
105,000	Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)*	3,090,150
		11,304,170
	Precious Metals (1.9%)
192,400	Freeport-McMoRan Copper & Gold, Inc. (Class B)	7,520,916
262,800	Placer Dome Inc. (Canada)	4,722,516
		12,243,432
	Property – Casualty Insurers (1.1%)
12,895	White Mountains Insurance Group, Ltd.	6,763,428
	Publishing: Newspapers (0.5%)
3,375	Washington Post Co. (The) (Class B)	$2,984,884
	Real Estate Investment Trusts (1.0%)
187,900	Plum Creek Timber Co., Inc.	6,102,992
	Recreational Products (1.1%)
127,517	Electronic Arts Inc.*	6,880,817
	Regional Banks (0.9%)
146,100	UCBH Holdings, Inc.	5,849,844
	Restaurants (3.9%)
138,900	Cheesecake Factory, Inc. (The)*	6,407,457
65,000	Krispy Kreme Doughnuts, Inc.*	2,232,100
127,400	Outback Steakhouse, Inc.	6,204,380
128,000	P.F. Chang's China Bistro, Inc.*	6,439,680
100,250	Sonic Corp.*	3,436,570
		24,720,187
	Semiconductors (2.7%)
276,500	Altera Corp.*	5,654,425
85,900	Integrated Circuit Systems, Inc.*	2,150,077
112,775	Marvell Technology Group Ltd. (Bermuda)*	5,080,514
52,100	National Semiconductor Corp.*	2,314,803
62,400	Rambus Inc.*	1,749,072
		16,948,891
	Services to the Health Industry (2.0%)
69,300	Omnicare, Inc.	3,072,069
209,800	Stericycle, Inc.*	10,041,028
		13,113,097
	Specialty Insurance (0.5%)
127,100	Assurant, Inc.*	3,196,565
	Specialty Stores (0.8%)
191,900	PETSMART, Inc.	5,231,194

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (3.8%)
733,600	Crown Castle International Corp.*	$9,265,368
158,050	IDT Corp. (Class B)*	3,184,708
193,092	NTL, Inc.*	11,479,319
		23,929,395
	Telecommunication Equipment (0.9%)
500,400	Corning Inc.*	5,594,472
	Wholesale Distributors (0.5%)
60,300	Fisher Scientific International, Inc.*	3,318,912
	Wireless Telecommunications (0.5%)
93,900	NII Holdings, Inc. (Class B)*	3,289,317
	Total Common Stock (Cost $550,478,033)	632,524,834

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (0.6%)
Repurchase Agreement
$3,874	Joint repurchase agreement account 0.938% due 04/01/04 (dated 03/31/04; proceeds $3,874,276) (a) (Cost $3,874,175)	3,874,175

Total Investments (Cost $554,352,208) (b)	100.4%	636,399,009
Liabilities in Excess Other Assets	(0.4)	(2,678,696)
Net Assets	100.0%	$633,720,313

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $91,268,147 and the aggregate gross unrealized depreciation is $9,221,346, resulting in net unrealized appreciation of $82,046,801.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $554,352,208)	$636,399,009
Cash	67,254
Receivable for:
Investments sold	6,009,004
Shares of beneficial interest sold	266,910
Dividends	65,960
Prepaid expenses and other assets	179,650
Total Assets	642,987,787
Liabilities:
Payable for:
Investments purchased	7,825,056
Shares of beneficial interest redeemed	617,702
Distribution fee	429,148
Investment management fee	281,388
Accrued expenses and other payables	114,180
Total Liabilities	9,267,474
Net Assets	$633,720,313
Composition of Net Assets:
Paid-in-capital	$767,203,150
Net unrealized appreciation	82,048,234
Accumulated net investment loss	(3,016,985)
Accumulated net realized loss	(212,514,086)
Net Assets	$633,720,313
Class A Shares:
Net Assets	$48,150,071
Shares Outstanding (unlimited authorized, $.01 par value)	2,469,388
Net Asset Value Per Share	$19.50
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$20.58
Class B Shares:
Net Assets	$432,440,538
Shares Outstanding (unlimited authorized, $.01 par value)	23,698,024
Net Asset Value Per Share	$18.25
Class C Shares:
Net Assets	$33,356,541
Shares Outstanding (unlimited authorized, $.01 par value)	1,822,589
Net Asset Value Per Share	$18.30
Class D Shares:
Net Assets	$119,773,163
Shares Outstanding (unlimited authorized, $.01 par value)	6,028,002
Net Asset Value Per Share	$19.87

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $11,019 foreign withholding tax)	$1,049,523
Interest	28,422
Total Income	1,077,945
Expenses
Distribution fee (Class A shares)	41,014
Distribution fee (Class B shares)	1,908,224
Distribution fee (Class C shares)	113,210
Investment management fee	1,388,637
Transfer agent fees and expenses	632,447
Shareholder reports and notices	41,534
Professional fees	30,573
Registration fees	23,437
Custodian fees	20,859
Trustees' fees and expenses	9,301
Other	6,457
Total Expenses	4,215,693
Less: amounts waived	(180,000)
Net Expenses	4,035,693
Net Investment Loss	(2,957,748)
Net Realized and Unrealized Gain:
Net realized gain	79,010,605
Net change in unrealized appreciation	10,172,447
Net Gain	89,183,052
Net Increase	$86,225,304

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2004	FOR THE YEAR ENDED SEPTEMBER 30, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(2,957,748)	$(4,498,348)
Net realized gain	79,010,605	22,235,164
Net change in unrealized appreciation/depreciation	10,172,447	86,705,321
Net Increase	86,225,304	104,442,137
Net increase (decrease) from transactions in shares of beneficial interest	117,663,231	(34,415,236)
Net Increase	203,888,535	70,026,901
Net Assets:
Beginning of period	429,831,778	359,804,877
End of Period (Including accumulated net investment losses of $3,016,985 and $59,237, respectively)	$633,720,313	$429,831,778

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

During the six months ended March 31, 2004, the Investment Manager waived $180,000 of its fee as part of the Fund's acquisition of Morgan Stanley Next Generation Trust ("Next Generation").

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $34,282,489 at March 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited) continued

reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $861, $209,900 and $964, respectively and received $12,710 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $663,900,979 and $560,298,771, respectively. Included in the aforementioned transactions are purchases and sales of $1,366,241, and $961,600, respectively for portfolio transactions with other Morgan Stanley funds, including a realized gain of $412,274.

For the six months ended March 31, 2004, the Fund incurred brokerage commissions of $9,295 with Morgan Stanley & Co., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,634. At March 31, 2004, the Fund had an accrued pension liability of $59,759 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited) continued

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2004		FOR THE YEAR ENDED SEPTEMBER 30, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	488,698	$9,057,647	1,062,886	$15,278,789
Acquisition of Morgan Stanley Next Generation Trust	88,185	1,597,218	—	—
Acquisition of Morgan Stanley New Discoveries Fund	756,529	13,714,813	—	—
Redeemed	(383,065)	(7,122,070)	(727,769)	(10,326,598)
Net increase – Class A	950,347	17,247,608	335,117	4,952,191
CLASS B SHARES
Sold	539,506	9,373,830	1,117,330	15,625,470
Acquisition of Morgan Stanley Next Generation Trust	1,109,266	18,868,190	—	—
Acquisition of Morgan Stanley New Discoveries Fund	5,964,678	101,409,720	—	—
Redeemed	(2,820,754)	(49,279,269)	(5,515,835)	(72,798,466)
Net increase (decrease) – Class B	4,792,696	80,372,471	(4,398,505)	(57,172,996)
CLASS C SHARES
Sold	61,950	1,073,991	236,756	3,273,814
Acquisition of Morgan Stanley Next Generation Trust	143,219	2,441,779	—	—
Acquisition of Morgan Stanley New Discoveries Fund	1,416,613	24,158,759	—	—
Redeemed	(243,092)	(4,330,631)	(296,523)	(3,974,071)
Net increase (decrease) – Class C	1,378,690	23,343,898	(59,767)	(700,257)
CLASS D SHARES
Sold	470,722	8,852,197	2,736,782	39,633,346
Acquisition of Morgan Stanley Next Generation Trust	53,964	995,937	—	—
Acquisition of Morgan Stanley New Discoveries Fund	196,092	3,621,801	—	—
Redeemed	(884,457)	(16,770,681)	(1,466,050)	(21,127,520)
Net increase (decrease) – Class D	(163,679)	(3,300,746)	1,270,732	18,505,826
Net increase (decrease) in Fund	6,958,054	$117,663,231	(2,852,423)	$(34,415,236)

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited) continued

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, the Fund had a net capital loss carryforward of $290,717,522 of which $8,839,325 will expire on September 30, 2009, $213,014,457 will expire on September 30, 2010 and $68,863,740 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9.   Fund Acquisitions

On December 22, 2003, the Fund acquired all the net assets of the Morgan Stanley Next Generation ("Next Generation") based on the respective valuations as of the close of business on December 19, 2003 pursuant

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2004 (unaudited) continued

to a Plan of Reorganization approved by the shareholders of Next Generation on December 16, 2003. The acquisition was accomplished by a tax-free exchange of 88,185 Class A shares of the Fund at a net asset value of $18.12 per share for 220,099 Class A shares of Next Generation; 1,109,266 Class B shares of the Fund at a net asset value of $17.00 per share for 2,678,625 Class B shares of Next Generation; 143,219 Class C shares of the Fund at a net asset value of $17.04 per share for 346,654 Class C shares of Next Generation; and 53,964 Class D shares of the Fund at a net asset value of $18.46 per share for 136,091 Class D shares of Next Generation. The net assets of the Fund and Next Generation immediately before the acquisition were $458,868,676 and $23,903,124, respectively, including unrealized appreciation of $4,011,878 for Next Generation. Immediately after the acquisition, the combined net assets of the Fund amounted to $482,771,800.

On December 22, 2003, the Fund acquired all the net assets of Morgan Stanley New Discoveries Fund ("New Discoveries") based on the respective valuations as of the close of business on December 19, 2003 pursuant to a Plan of Reorganization approved by the shareholders of New Discoveries on December 16, 2003. The acquisition was accomplished by a tax-free exchange of 756,529 Class A shares of the Fund at a net asset value of $18.12 per share for 2,510,678 Class A shares of New Discoveries; 5,964,678 Class B shares of the Fund at a net asset value of $17.00 per share for 19,024,300 Class B shares of New Discoveries; 1,416,613 Class C shares of the Fund at a net asset value of $17.04 per share for 4,545,968 Class C shares of New Discoveries; and 196,092 Class D shares of the Fund at a net asset value of $18.46 per share for 658,155 Class D shares of New Discoveries. The net assets of the Fund and New Discoveries immediately before the acquisition were $458,868,676 and $142,905,093, respectively, including unrealized appreciation of $20,482,207 for New Discoveries. Immediately after the acquisition, the combined net assets of the Fund amounted to $601,773,769.

Morgan Stanley Developing Growth Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

			FOR THE YEAR ENDED SEPTEMBER 30,
	FOR THE SIX MONTHS ENDED MARCH 31, 2004		2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.53		$12.52	$15.20	$37.74	$31.44	$20.38
Income (loss) from investment operations:
Net investment loss‡	(0.05)		(0.09)	(0.11)	0.00	(0.12)	(0.07)
Net realized and unrealized gain (loss)	3.02		4.10	(2.57)	(14.40)	12.89	11.50
Total income (loss) from investment operations	2.97		4.01	(2.68)	(14.40)	12.77	11.43
Less distributions from net realized gain	—		—	—	(8.14)	(6.47)	(0.37)
Net asset value, end of period	$19.50		$16.53	$12.52	$15.20	$37.74	$31.44
Total Return†	17.97	%(1)	32.03%	(17.63)%	(45.93)%	40.16%	56.81%
Ratios to Average Net Assets(3):
Expenses	0.92	%(2)(4)	1.06%	1.02%	0.88%	0.85%	0.90%
Net investment loss	(0.53)	% (2)(4)	(0.62)%	(0.68)%	0.00%	(0.35)%	(0.25)%
Supplemental Data:
Net assets, end of period, in thousands	$48,150		$25,111	$14,826	$17,906	$44,008	$15,246
Portfolio turnover rate	101	%(1)	202%	237%	213%	184%	172%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Manager had not waived part of its investment management fee, the ratios of expenses and net investment loss to average net assets would have been 0.98% and (0.59)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

			FOR THE YEAR ENDED SEPTEMBER 30,
	FOR THE SIX MONTHS ENDED MARCH 31, 2004		2003	2002	2001	2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.53		$11.86	$14.51	$36.70	$30.90	$20.19
Income (loss) from investment operations:
Net investment loss‡	(0.12)		(0.19)	(0.23)	(0.18)	(0.44)	(0.27)
Net realized and unrealized gain (loss)	2.84		3.86	(2.42)	(13.87)	12.71	11.35
Total income (loss) from investment operations	2.72		3.67	(2.65)	(14.05)	12.27	11.08
Less distributions from net realized gain	—		—	—	(8.14)	(6.47)	(0.37)
Net asset value, end of period	$18.25		$15.53	$11.86	$14.51	$36.70	$30.90
Total Return†	17.51	%(1)	30.94%	(18.26)%	(46.37)%	39.12%	55.59%
Ratios to Average Net Assets(3):
Expenses	1.71	%(2)(4)	1.87%	1.80%	1.70%	1.61%	1.70%
Net investment loss	(1.32)	% (2)(4)	(1.43)%	(1.46)%	(0.82)%	(1.11)%	(1.05)%
Supplemental Data:
Net assets, end of period, in thousands	$432,441		$293,619	$276,387	$443,652	$1,056,116	$770,392
Portfolio turnover rate	101	%(1)	202%	237%	213%	184%	172%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Manager had not waived part of its investment management fee, the ratios of expenses and net investment loss to average net assets would have been 1.77% and (1.38)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

			FOR THE YEAR ENDED SEPTEMBER 30,
	FOR THE SIX MONTHS ENDED MARCH 31, 2004		2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.57		$11.88	$14.54	$36.76	$30.95	$20.19
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.19)	(0.23)	(0.18)	(0.42)	(0.25)
Net realized and unrealized gain (loss)	2.84		3.88	(2.43)	(13.90)	12.70	11.38
Total income (loss) from investment operations	2.73		3.69	(2.66)	(14.08)	12.28	11.13
Less distributions from net realized gain	—		—	—	(8.14)	(6.47)	(0.37)
Net asset value, end of period	$18.30		$15.57	$11.88	$14.54	$36.76	$30.95
Total Return†	17.53	%(1)	31.06%	(18.29)%	(46.37)%	39.09%	55.84%
Ratios to Average Net Assets(3):
Expenses	1.71	%(2)(4)	1.82%	1.80%	1.70%	1.61%	1.58%
Net investment loss	(1.32)	% (2)(4)	(1.38)%	(1.46)%	(0.82)%	(1.11)%	(0.93)%
Supplemental Data:
Net assets, end of period, in thousands	$33,357		$6,912	$5,986	$7,793	$17,007	$4,728
Portfolio turnover rate	101	%(1)	202%	237%	213%	184%	172%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Manager had not waived part of its investment management fee, the ratios of expenses and net investment loss to average net assets would have been 1.77% and (1.38)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

			FOR THE YEAR ENDED SEPTEMBER 30,
	FOR THE SIX MONTHS ENDED MARCH 31, 2004		2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.83		$12.72	$15.41	$38.07	$31.60	$20.44
Income (loss) from investment operations:
Net investment income (loss)‡	(0.03)		(0.06)	(0.07)	0.03	0.03	(0.01)
Net realized and unrealized gain (loss)	3.07		4.17	(2.62)	(14.55)	12.91	11.54
Total income (loss) from investment operations	3.04		4.11	(2.69)	(14.52)	12.94	11.53
Less distributions form net realized gain	—		—	—	(8.14)	(6.47)	(0.37)
Net asset value, end of period	$19.87		$16.83	$12.72	$15.41	$38.07	$31.60
Total Return†	18.06	%(1)	32.31%	(17.46)%	(45.83)%	40.53%	57.14%
Ratios to Average Net Assets(3):
Expenses	0.71	%(2)(4)	0.87%	0.80%	0.70%	0.61%	0.70%
Net investment income (loss)	(0.32)	% (2)(4)	(0.43)%	(0.46)%	0.18%	(0.11)%	(0.05)%
Supplemental Data:
Net assets, end of period, in thousands	$119,773		$104,190	$62,606	$57,436	$66,696	$6,625
Portfolio turnover rate	101	%(1)	202%	237%	213%	184%	172%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Manager had not waived part of its investment management fee, the ratios of expenses and net investment loss to average net assets would have been 0.77% and (0.38)%, respectively.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37905RPT-RA04-00144P-Y03/04	MORGAN STANLEY FUNDS
Morgan Stanley Developing Growth Securities Trust Semiannual Report March 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

                                       1

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-CSR of Morgan Stanley Developing
    Growth Securities Trust;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

c)  evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
    90 days prior to the filing date of this report based on such evaluation;
    and

d)  disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  May 18, 2004

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.  I have reviewed this report on Form N-CSR of Morgan Stanley Developing
    Growth Securities Trust;

7.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)  evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
    90 days prior to the filing date of this report based on such evaluation;
    and

f)  disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  May 18, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2004                                 /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2004                                 /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9